Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses as of March 31, 2025	$ 2,134,698
Credit loss addition (reversal)	(224,447)
Ending allowance for credit losses	1,910,251
Account Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses as of March 31, 2025	110,293
Credit loss addition (reversal)	330,386
Ending allowance for credit losses	440,679
Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses as of March 31, 2025	2,024,405
Credit loss addition (reversal)	(554,833)
Ending allowance for credit losses	$ 1,469,572